Marketable securities and investment in associate	12 Months Ended
Dec. 31, 2022
Disclosure Of Marketable Securities [Abstract]
Marketable securities and investment in associate [Text Block]

7 Marketable securities and investment in associate

	December 31, 2021 Fair value	Acquired	Transferred to investment in associate	Gain/(Loss)	December 31, 2022 Fair value
Captiva	$454,219	$-	$(855,000)	$400,781	$-
Green Matters	-	1,819,800	-	-	1,819,800
Total	$454,219	$1,819,800	$(855,000)	$400,781	$1,819,800
	December 31, 2020 Fair value	Acquired	Disposed	Gain/(Loss)	December 31, 2021 Fair value
Captiva	$2,992,500	$-	$-	$(2,538,281)	$454,219

During the year ended December 31, 2022, the Company received 900,000 shares in Green Matters Technologies Inc. ("Green Matters") which is a private Canadian corporation. The shares were received as payment for consulting services provided by the Company which was valued at USD $1.50 per share for a total of $1,819,800.

On February 15, 2022, the Company settled $1,290,000 of the loan receivable with Captiva through a shares for debt settlement pursuant to which Captiva issued the Company a total of 25,800,000 common shares at a fair value of $0.08 per common share. Subsequent to this transaction, the Company owned 19.99% of Captiva and with the fact that the Company and Captiva have common executives and directors, it was determined that the Company had significant influence after the shares for debt transaction and will account for the investment under the equity method.

During the year ended December 31, 2022, the Company sold 36,487,500 shares of Captiva for net proceeds of $722,393 resulting in a loss on disposition of $2,093,851. After this sale, the Company no longer had any ownership in Captiva.

Investment in associate	December 31, 2022	December 31, 2021
Opening balance	$-	$-
Transition from marketable security to equity method	855,000	-
Shares for debt transaction	2,064,000	-
Equity pick-up	(102,756)	-
Disposition	(2,816,244)	-
	$-	$-

As at December 31, 2022, the Company owned nil (December 31, 2021 - 10,687,500) shares of Captiva.